SHAREHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
SHAREHOLDERS’ EQUITY

NOTE – 18 SHAREHOLDERS’ EQUITY

Authorized shares

The Company was incorporated in the Cayman Islands with limited liability on July 5, 2024 and the initial 1 share was transferred to Ms. Seto on the same date for cash at par. The initial authorized share capital of the Company is US$100,000 divided into 1,000,000,000 Shares of a par value of US$0.0001 each. The details about reorganization is stated in note 1.

On August 19, 2024, Ms. Seto and Kilo Wonders (Ms. Yip’s nominee) subscribed for 19,059 and 940 Shares for cash at par.

Subsequently, on even date, Ms. Seto, Kilo Wonders and Yield Rights further subscribed for 4,500,939, 234,059 and 245,000 Shares of the Company for cash at par. Following this step, the Company is held as to 4,519,999, 234,999 and 245,000 Shares by Ms. Seto, Kilo Wonders and Yield Rights respectively representing 90.4%, 4.7% and 4.9% of the issued share capital of the Company.

On July 25, 2024, Goal Success was incorporated in the BVI with limited liability. Goal Success is authorized to issue a maximum of 50,000 shares of a single class each with a par value of US$1.00. On July 25, 2024, the Company subscribed for, and Goal Success allotted and issued to it 1 share for cash at par.

On March 6, 2025, Ms. Seto, Ms. Yip and the Company entered into an agreement whereby Ms. Seto and Ms. Yip transferred their entire shareholding interest in Trendic to the Company’s nominee, Goal Success. The consideration is settled by the Company allotting and issuing 1 Share to each of Ms. Seto and Kilo Wonders (Ms. Yip’s nominee), credited as fully paid and Goal Success allotting and issuing 1 share to the Company credited as fully paid.

On March 31, 2025 for purposes of recapitalization in anticipation of the initial public offering, the Company’s shareholders passed resolutions to (i) sub-divide each of the issued and unissued shares in its share capital of par value US$0.0001 each into 10 shares of par value US$0.00001 each, (ii) to re-classify and re-designate its authorized share capital into 10,000,000,000 shares with a par value of US$0.00001 each comprising of (a) 9,500,000,000 Class A Ordinary Shares with a par value of US$0.00001 each and (b) 500,000,000 Class B Ordinary Shares with a par value of US$0.00001 each and (iii) to adopt an amended and restated memorandum of association and articles of association reflecting such amended share capital and containing the rights, preferences and privileges attached to each class of shares. Concurrently, Ms. Seto, Prime Crest, Fuji Holdings, Kilo Wonders, Yield Rights and Allied Target surrendered 16,303,760, 1,045,660, 960,300, 1,002,980, 1,045,660 and 981,640 Class A Ordinary Shares to the Company, respectively.

On March 31, 2025, the Company allotted and issued 1,000,000 Class B Ordinary Shares to Ms. Seto for cash at par, and a resolution was passed on March 31, 2025 giving effect to the same. The Company has retroactively presented all shares and per share data for all periods presented.

As at September 30, 2025, the subscription receivables has yet been paid.

On July 23, 2025, the Company completed the initial public offering and listed its Class A Ordinary Shares on the Nasdaq Capital Market under the symbol “TDIC”. With the initial public offering, the Company received aggregate gross proceeds of US$5.4 million from the Offering, prior to deducting underwriting discounts and other offering expenses and a total of 1,340,000 Class A Ordinary Shares were issued.

On August 20, 2025, the Company allotted and issued 6,000,000 Class A Ordinary Shares to various service providers in consideration for marketing and consultancy services to be rendered over a 12-month period, pursuant to a resolution passed on August 18, 2025. The Group rebutted the presumption that the fair value of goods or services received could be measured directly because the consulting services were highly specialized, bespoke in nature, and not comparable to standard market transactions. Observable market prices for similar services were not available, and management determined that any attempt to measure fair value directly would not provide a reliable estimate. Consequently, the fair value of the goods and services received was measured indirectly, by reference to the fair value of the equity instruments granted. The fair value of equity shares granted was determined at the date the services were rendered, by reference to the observable market price of the Company’s shares quoted on NASDAQ on that date. The resulting fair value was recognized as an expense in profit or loss over the period in which the related services were received, with a corresponding increase in equity. Share-based payment expense for the six months ended September 30, 2024 and 2025 were nil and HKD23,500,011, respectively.

On April 20, 2026, the Company effected a 1-for-5 reverse stock split of its then issued and outstanding Class A Ordinary Shares and Class B Ordinary Shares (the “Reverse Stock Split”).

Upon the effectiveness of the Reverse Stock Split on April 20, 2026, the Company’s issued and outstanding share capital is adjusted to 7,400,000 ordinary shares, comprised of:

●	7,200,000 Class A ordinary shares (par value US$0.00005 each, with 1 vote per share); and

●	200,000 Class B ordinary shares (par value US$0.00005 each, with 12 votes per share).

No fractional shares were issued in connection with the Reverse Stock Split. All fractional shares resulting from the Reverse Stock Split will be rounded up to the nearest whole share.

In connection with the Reverse Stock Split, the Company filed an excerpt of the minutes of an extraordinary meeting of shareholders reflecting the relevant changes, with the Registry of Companies of the Cayman Islands on April 2, 2026 to reduce the authorized share capital of the Company from US$100,000 divided into 10,000,000,000 shares with a par value of US$0.00001 each, comprising (a) 9,500,000,000 Class A Ordinary Shares with a par value of US$0.00001 each with 1 vote per share and (b) 500,000,000 Class B Ordinary Shares with a par value of US$0.00001 each with 12 votes per share to US$100,000 divided into 2,000,000,000 shares with a par value of US$0.00005 each, comprising (a) 1,900,000,000 class A ordinary shares with a par value of US$0.00005 each with 1 vote per share and (b) 100,000,000 class B ordinary shares with a par value of US$0.00005 each with 12 votes per share, the reduction at the same ratio as its reduction in the issued and outstanding shares.

The Company has retroactively presented all shares and per share data for all periods presented. As a result of the issuances and reclassification stated above, The Company had 1,900,000,000 authorized Class A ordinary shares, par value of US$0.00005, of which 5,732,000 and 7,200,000 Class A ordinary shares were issued and outstanding as of March 31, 2025 and September 30, 2025, respectively. The Company had 100,000,000 authorized Class B ordinary shares, par value of US$0.00005, of which 200,000 and 200,000 Class B ordinary shares were issued and outstanding as of March 31, 2025 and September 30, 2025, respectively.

NOTE – 20 SHAREHOLDERS’ EQUITY

Authorized shares

The Company was incorporated in the Cayman Islands with limited liability on July 5, 2024 and the initial 1 share was transferred to Ms. Seto on the same date for cash at par. The initial authorized share capital of the Company is US$100,000 divided into 1,000,000,000 Shares of a par value of US$0.0001 each. The details about reorganization subsequent to the balance sheet date is stated in note 21.

On August 19, 2024, Ms. Seto and Kilo Wonders (Ms. Yip’s nominee) subscribed for 19,059 and 940 Shares for cash at par.

Subsequently, on even date, Ms. Seto, Kilo Wonders and Yield Rights further subscribed for 4,500,939, 234,059 and 245,000 Shares of the Company for cash at par. Following this step, the Company is held as to 4,519,999, 234,999 and 245,000 Shares by Ms. Seto, Kilo Wonders and Yield Rights respectively representing 90.4%, 4.7% and 4.9% of the issued share capital of the Company.

On July 25, 2024, Goal Success was incorporated in the BVI with limited liability. Goal Success is authorized to issue a maximum of 50,000 shares of a single class each with a par value of US$1.00. On July 25, 2024, the Company subscribed for, and Goal Success allotted and issued to it 1 share for cash at par.

On March 6, 2025, Ms. Seto, Ms. Yip and the Company entered into an agreement whereby Ms. Seto and Ms. Yip transferred their entire shareholding interest in Trendic to the Company’s nominee, Goal Success. The consideration is settled by the Company allotting and issuing 1 Share to each of Ms. Seto and Kilo Wonders (Ms. Yip’s nominee), credited as fully paid and Goal Success allotting and issuing 1 share to the Company credited as fully paid.

On March 31, 2025 for purposes of recapitalization in anticipation of the initial public offering, the Company’s shareholders passed resolutions to (i) sub-divide each of the issued and unissued shares in its share capital of par value US$0.0001 each into 10 shares of par value US$0.00001 each, (ii) to re-classify and re-designate its authorized share capital into 10,000,000,000 shares with a par value of US$0.00001 each comprising of (a) 9,500,000,000 Class A Ordinary Shares with a par value of US$0.00001 each and (b) 500,000,000 Class B Ordinary Shares with a par value of US$0.00001 each and (iii) to adopt an amended and restated memorandum of association and articles of association reflecting such amended share capital and containing the rights, preferences and privileges attached to each class of shares. Concurrently, Ms. Seto, Prime Crest, Fuji Holdings, Kilo Wonders, Yield Rights and Allied Target surrendered 16,303,760, 1,045,660, 960,300, 1,002,980, 1,045,660 and 981,640 Class A Ordinary Shares to the Company, respectively.

On March 31, 2025, the Company allotted and issued 1,000,000 Class B Ordinary Shares to Ms. Seto for cash at par, and a resolution was passed on March 31, 2025 giving effect to the same.

As at March 31, 2025, the subscription receivables has yet been paid.

On April 20, 2026, the Company effected a 1-for-5 reverse stock split of its then issued and outstanding Class A Ordinary Shares and Class B Ordinary Shares (the “Reverse Stock Split”).

Upon the effectiveness of the Reverse Stock Split on April 20, 2026, the Company’s issued and outstanding share capital is adjusted to 7,400,000 ordinary shares, comprised of:

●	7,200,000 Class A ordinary shares (par value US$0.00005 each, with 1 vote per share); and

●	200,000 Class B ordinary shares (par value US$0.00005 each, with 12 votes per share).

No fractional shares were issued in connection with the Reverse Stock Split. All fractional shares resulting from the Reverse Stock Split will be rounded up to the nearest whole share.

In connection with the Reverse Stock Split, the Company filed an excerpt of the minutes of an extraordinary meeting of shareholders reflecting the relevant changes, with the Registry of Companies of the Cayman Islands on April 2, 2026 to reduce the authorized share capital of the Company from US$100,000 divided into 10,000,000,000 shares with a par value of US$0.00001 each, comprising (a) 9,500,000,000 Class A Ordinary Shares with a par value of US$0.00001 each with 1 vote per share and (b) 500,000,000 Class B Ordinary Shares with a par value of US$0.00001 each with 12 votes per share to US$100,000 divided into 2,000,000,000 shares with a par value of US$0.00005 each, comprising (a) 1,900,000,000 class A ordinary shares with a par value of US$0.00005 each with 1 vote per share and (b) 100,000,000 class B ordinary shares with a par value of US$0.00005 each with 12 votes per share, the reduction at the same ratio as its reduction in the issued and outstanding shares.

The Company has retroactively presented all shares and per share data for all periods presented. As a result of the issuances and reclassification stated above, the Company had 1,900,000,000 authorized Class A ordinary shares, par value of US$0.00005, of which 5,732,000 and 5,732,000 Class A ordinary shares were issued and outstanding as of March 31, 2024 and 2025, respectively. The Company had 100,000,000 authorized Class B ordinary shares, par value of US$0.00005, of which 200,000 and 200,000 Class B ordinary shares were issued and outstanding as of March 31, 2024 and 2025, respectively.